Significant Accounting Policies and Judgments - Reconciliation of Operating Leases to Lease Liabilities (Details) $ in Thousands	Jul. 01, 2019 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	$ 94,780
Add: adjustments as a result of a different treatment for extension and termination options	94,829
Effect of discounting using the lessee's incremental borrowing rate	(88,767)
Less: lease commitments not yet in effect	(4,068)
Less: short-term, low-value asset leases and others	(1,318)
Ending balance	96,782
IFRS 16 transition adjustments
Disclosure of initial application of standards or interpretations [line items]
Ending balance	$ 1,326